PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software			¥ 119,066		¥ 160,374
Accumulated depreciation and amortization			36,817		70,543
Property, equipment and software, net	$ 13,065		82,249		89,831
Depreciation and amortization expense	$ 5,736	¥ 39,434	23,729	¥ 10,609
Computer and transmission equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software			84,194		116,000
Furniture and office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software			2,767		3,711
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software			6,999		9,825
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software			¥ 25,106		¥ 30,838